SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Deferred Policy Acquisition Cost - Amortization Basis

Product(s)	Amortization base
Traditional life products	Nominal face amount
Life contingent payout annuities	Annualized benefit amount in force
Health products	Original annual premium
Fixed deferred annuities, fixed index annuities, variable annuities	Policy count
Universal life products	Initial face amount
Property and Casualty	Earned premium